Disposal groups held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Disposal Groups Held For Sale [Abstract]
Disclosure of analysis of single amount of discontinued operations [text block]
As at December 31, 2023, the disposal group comprised the following assets and liabilities:

Receivables	$49
Inventories	72
Prepaid expenses	2
Property, plant and equipment	54
Timber licenses	3
Retirement assets	3
Assets held for sale	$182

Payables and accrued liabilities	$58
Reforestation and decommissioning obligations	2
Retirement liabilities	3
Liabilities associated with assets held for sale	$63